real estate joint ventures	6 Months Ended
Jun. 30, 2018
real estate joint ventures
real estate joint ventures

21real estate joint ventures

(a)General

In 2011, we partnered, as equals, with an arm’s-length party in a residential condominium, retail and commercial real estate redevelopment project, TELUS Garden, in Vancouver, British Columbia. TELUS is a tenant in TELUS Garden, which is now our global headquarters. The new-build office tower received 2009 Leadership in Energy and Environmental Design (LEED) Platinum certification, and the neighbouring new-build residential condominium tower was built to the LEED Gold standard. The real estate joint venture accepted an offer to purchase the income producing property and the related net assets; the sale is expected to be completed subsequent to August 3, 2018. The purchaser will assume the 3.7% mortgage and the senior secured 3.4% bonds secured by the income producing property. During the three-month period ended September 30, 2018, in the application of equity accounting, we expect to record our share of the non-recurring gain, which is estimated at approximately $170 million. Concurrently, we will be committing to a donation of up to approximately $120 million (approximately $100 million of which is expected to be made in 2018 in TELUS Corporation Common Shares) (see Note 28(b)).

In 2013, we partnered, as equals, with two arm’s-length parties (one of which is our TELUS Garden partner) in a residential, retail and commercial real estate redevelopment project, TELUS Sky, in Calgary, Alberta. The new-build tower, scheduled for completion in 2019, is to be built to the LEED Platinum standard.

(b)Real estate joint ventures — summarized financial information

As at (millions)	June 30, 2018	December 31, 2017
ASSETS
Current assets
Cash and temporary investments, net	$15	$20
Escrowed deposits for tenant inducements and liens	1	1
Other	3	4

	19	25
Assets classified as held for sale 1	249	—

	268	25

Non-current assets
Property under development — Investment property	237	194
Investment property	—	221
Other	3	35

	240	450

	$508	$475

LIABILITIES AND OWNERS’ EQUITY
Current liabilities
Accounts payable and accrued liabilities	$11	$13
Current portion of 3.7% mortgage and senior secured 3.4% bonds	—	5
Construction holdback liabilities	12	10

	23	28
Liabilities directly associated with assets classified as held for sale 1	238	—

	261	28

Non-current liabilities
Construction credit facilities	180	141
3.7% mortgage due September 2024	—	27
Senior secured 3.4% bonds due July 2025	—	208

	180	376

Liabilities	441	404

Owners’ equity
TELUS 2	27	29
Other partners	40	42

	67	71

	$508	$475

(1)

Assets held for sale include investment property of $218. Liabilities directly associated with assets classified as held for sale include $27 and $211 for the 3.7% mortgage due September 2024 and senior secured 3.4% bonds due July 2025, respectively.

(2)

The equity amounts recorded by the real estate joint ventures differ from those recorded by us by the amount of the deferred gains on our real estate contributed and the valuation provision we have recorded in excess of that recorded by the real estate joint venture.

	Three months		Six months
Periods ended June 30 (millions)	2018	2017	2018	2017
Revenue
From investment property	$8	$8	$16	$17
From sale of residential condominiums	$—	$11	$—	$13
Depreciation and amortization	$2	$2	$4	$4
Interest expense 1	$2	$2	$4	$4
Net income and comprehensive income 2	$(3)	$4	$(2)	$6

(1)	During the three-month and six-month periods ended June 30, 2018, the real estate joint ventures capitalized $2 (2017 – $1) and $4 (2017 – $2), respectively, of financing costs.

(2)	As the real estate joint ventures are partnerships, no provision for income taxes of the partners is made in determining the real estate joint ventures’ net income and comprehensive income.

(c)Our real estate joint ventures activity

Our real estate joint ventures investment activity is set out in the following table.

Three-month periods ended June 30 (millions)	2018			2017
	Loans and receivables 1	Equity 2	Total	Loans and receivables 1	Equity 2	Total
Related to real estate joint ventures’ statements of income and other comprehensive income
Comprehensive income attributable to us 3	$—	$(1)	$(1)	$—	$2	$2
Related to real estate joint ventures’ statements of financial position
Items not affecting currently reported cash flows
Recognition of gain deferred on our real estate initially contributed	—	—	—	—	1	1
Cash flows in the current reporting period
Construction credit facilities
Amounts advanced	7	—	7	8	—	8
Funds repaid to us and earnings distributed	—	(1)	(1)	—	(1)	(1)

Net increase (decrease)	7	(2)	5	8	2	10
Real estate joint ventures carrying amounts
Balance, beginning of period	53	15	68	26	28	54

Balance, end of period	$60	$13	$73	$34	$30	$64

Six-month periods ended June 30 (millions)	2018			2017
	Loans and receivables 1	Equity 2	Total	Loans and receivables 1	Equity 2	Total
Related to real estate joint ventures’ statements of income and other comprehensive income
Comprehensive income attributable to us 3	$—	$(1)	$(1)	$—	$3	$3
Related to real estate joint ventures’ statements of financial position
Items not affecting currently reported cash flows
Recognition of gain deferred on our real estate initially contributed	—	—	—	—	1	1
Construction credit facilities financing costs charged by us and other (Note 6)	1	—	1	—	—	—
Cash flows in the current reporting period
Construction credit facilities
Amounts advanced	13	—	13	13	—	13
Financing costs paid to us	(1)	—	(1)	—	—	—
Funds repaid to us and earnings distributed	—	(1)	(1)	—	(4)	(4)

Net increase (decrease)	13	(2)	11	13	—	13
Real estate joint ventures carrying amounts
Balance, beginning of period	47	15	62	21	30	51

Balance, end of period	$60	$13	$73	$34	$30	$64

(1)

Loans and receivables are included in our Consolidated statements of financial position as Real estate joint venture advances and are comprised of advances under construction credit facilities (see (d)).

(2)	We account for our interests in the real estate joint ventures using the equity method of accounting.
(3)

As the real estate joint ventures are partnerships, no provision for income taxes of the partners is made in determining the real estate joint ventures’ net income and comprehensive income; provision for income taxes is made in determining the comprehensive income attributable to us.

During the three-month and six-month periods ended June 30, 2018, the TELUS Garden real estate joint venture recognized $3 million (2017 – $3 million) and $6 million (2017 – $6 million), respectively, of revenue from our TELUS Garden office tenancy; of this amount, one-half is due to our economic interest in the real estate joint venture and one-half is due to our partner’s economic interest in the real estate joint venture.

(d)Commitments and contingent liabilities

Construction commitments

The TELUS Sky real estate joint venture is expected to spend a total of approximately $400 million on the construction of a mixed-use tower. As at June 30, 2018, the real estate joint venture’s construction-related contractual commitments were approximately $52 million through to 2019 (December 31, 2017 — $82 million through to 2019).

Construction credit facilities

The TELUS Sky real estate joint venture has a credit agreement with three Canadian financial institutions (as 66-2/3% lender) and TELUS Corporation (as 33-1/3% lender) to provide $342 million of construction financing for the project. The construction credit facilities contain customary real estate construction financing representations, warranties and covenants and are secured by demand debentures constituting first fixed and floating charge mortgages over the underlying real estate assets. The construction credit facilities are available by way of bankers’ acceptance or prime loan and bear interest at rates in line with similar construction financing facilities.

As at (millions)	Note	June 30, 2018	December 31, 2017
Construction credit facilities commitment — TELUS Corporation
Undrawn	4(c)	$54	$67
Advances		60	47

		114	114
Construction credit facilities commitment — other		228	228

		$342	$342